Calculation of Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net income (loss) attributable to iSoftStone Holding Limited	$ (3,657)		$ 22,109		$ 18,845
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic	575,325,578	[1]	564,069,512	[1]	547,143,620	[1]
Weighted average ordinary shares outstanding used in computing net income per ordinary share-diluted	575,325,578	[2]	582,402,472	[2]	592,082,213	[2]
Net income (loss) per ordinary share-basic	$ (0.01)		$ 0.04		$ 0.03
Net income (loss) per ordinary share-diluted	$ (0.01)		$ 0.04		$ 0.03

[1]	The calculation of weighted average number of shares used in computing basic net income per ordinary share included certain shares to be issued unconditionally. For year 2011, such shares included a weighted average number of 467,369 vested nonvested shares issued in 2011 and a weighted average number of 970,215 ordinary shares to be issued in connection with a 2010 acquisition (see Note 3). For year 2012, such shares included a weighted average number of 970,215 ordinary shares to be issued in connection with a 2010 acquisition (see Note 3). For year 2013, such shares included a weighted average number of 533,618 ordinary shares to be issued in connection with a 2010 acquisition (see Note 3).
[2]	The calculation of the weighted average number of ordinary shares for the purpose of diluted net income per share has considered the effect of certain potentially dilutive securities.